Share-Based Compensation - Options (Details) - USD ($)		12 Months Ended
	Dec. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Expired (in shares)	(3,328,379)
Additional disclosure
Proceeds from exercise of options		$ 39,998		$ 258,311
Expired share options	3,328,379
Leju Plan | Share Options
Number of Options
Outstanding at beginning of the year (in shares)		14,889,650
Exercised ( in shares)		399,980	0	146,582
Forfeited (in shares)		(1,439,283)
Expired (in shares)		(3,328,379)
Outstanding at end of the year (in shares)		9,722,008	14,889,650
Vested and expected to vest at end of the year (in shares)		9,659,055
Exercisable at end of the year (in shares)		8,622,676
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)		$ 2.70
Exercised (in dollars per share)		0.10
Forfeited (in dollars per share)		3.19
Expired (in dollars per share)		4.60
Outstanding at end of the year (in dollars per share)		2.15	$ 2.70
Vested and expected to vest at end of the year (in dollars per share)		2.16
Exercisable at end of the year (in dollars per share)		$ 2.32
Weighted Average Remaining Contractual Term
Outstanding at end of the year		4 years 10 months 28 days	4 years 8 months 26 days
Vested and expected to vest at end of the year		4 years 10 months 20 days
Exercisable at end of the year		4 years 7 months 6 days
Aggregate Intrinsic Value of Options
Exercised		$ 83,773	$ 0	$ 193,492
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)				$ 1.74
Compensation expense		1,765,781	1,789,992	$ 1,519,778
Total unrecognized compensation expense		$ 560,602
Weighted-average period over which cost is expected to be recognized		3 months 21 days
Proceeds from exercise of options		$ 39,998	$ 0	$ 208,025
Exercise of share options		399,980	0	146,582
Expired share options		3,328,379